CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Current assets:
Cash and cash equivalents	$ 1,912	$ 2,429
Receivables, net	66,670	64,161
Inventories, net	2,191	2,944
Prepaid expenses and other current assets	3,305	3,953
Syndicated programs	2,816	2,250
Deferred income taxes	2,508	3,032
Current assets of discontinued operations	7,048	7,550
TOTAL CURRENT ASSETS	86,450	86,319
Property and equipment:
Land and land improvements	37,026	37,574
Buildings and building improvements	131,209	132,400
Equipment	236,588	237,833
Construction in progress	2,257	3,476
Gross property and equipment	407,080	411,283
Less accumulated depreciation	246,531	242,145
Net property and equipment	160,549	169,138
Syndicated programs	5,162	4,777
Goodwill	124,702	125,818
Broadcast licenses	135,166	129,566
Other intangible assets, net	57,763	60,618
Deferred income taxes	20,125	41,573
Other assets	6,101	7,994
TOTAL ASSETS	596,018	625,803
Current liabilities:
Accounts payable	22,154	26,743
Accrued compensation	9,134	10,618
Accrued employee benefits	4,865	5,155
Deferred revenue	15,459	16,208
Syndicated programs	2,247	2,521
Accrued income taxes	3,286	3,977
Other current liabilities	5,560	6,788
Current portion of unsecured subordinated notes payable	2,656	2,656
Current portion of long-term notes payable to banks	15,000	0
Current portion of long-term liabilities	276	126
Current liabilities of discontinued operations	885	737
TOTAL CURRENT LIABILITIES	81,522	75,529
Accrued employee benefits	64,541	92,907
Syndicated programs	5,741	5,001
Long-term notes payable to banks	179,950	230,095
Unsecured subordinated notes payable	10,623	13,279
Other long-term liabilities	3,554	3,491
Equity:
Additional paid-in capital	256,734	254,437
Accumulated other comprehensive loss	(39,654)	(55,739)
Retained earnings	32,503	6,302
TOTAL EQUITY	250,087	205,501
TOTAL LIABILITIES AND EQUITY	596,018	625,803
Class B [Member]
Equity:
Common stock value	57	63
Class A [Member]
Equity:
Common stock value	$ 447	$ 438